Income Taxes - Changes in Balance of Deferred Tax Asset Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Asset Valuation Allowance [Roll Forward]
Beginning Balance	$ (49,562)	$ (36,419)	$ (39,802)
Additions	(4,359)	(20,182)	(6,155)
Deductions	20,164	7,039	9,538
Ending Balance	$ (33,757)	$ (49,562)	$ (36,419)